Note 26 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Revenues	$ 3,045,811	$ 2,825,427
Long-lived assets excluding operating lease right-of-use assets	1,533,872	1,479,307
Operating lease right-of-use assets (note 8)	263,639		$ 274,696
UNITED STATES
Revenues	1,429,650	1,243,019
Long-lived assets excluding operating lease right-of-use assets	934,622	943,164
Operating lease right-of-use assets (note 8)	122,921
CANADA
Revenues	356,634	358,035
Long-lived assets excluding operating lease right-of-use assets	66,234	65,781
Operating lease right-of-use assets (note 8)	22,355
Euro Currency Countries [Member]
Revenues	356,171	360,115
Long-lived assets excluding operating lease right-of-use assets	256,194	265,867
Operating lease right-of-use assets (note 8)	37,479
AUSTRALIA
Revenues	235,469	238,537
Long-lived assets excluding operating lease right-of-use assets	47,734	47,886
Operating lease right-of-use assets (note 8)	37,235
UNITED KINGDOM
Revenues	170,302	172,820
Long-lived assets excluding operating lease right-of-use assets	70,704	68,732
Operating lease right-of-use assets (note 8)	15,294
Other Geographic Locations [Member]
Revenues	497,585	452,901
Long-lived assets excluding operating lease right-of-use assets	158,384	87,877
Operating lease right-of-use assets (note 8)	$ 28,355